NOTE 9 - Derivative liability - Warrants: Schedule of Changes in share purchase warrants (Details)		12 Months Ended
		Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Details
Derivative Liability, Warrants, Number of Warrants	[1]	0	518,174
Derivative Liability, Warrants, Weighted Average Exercise Price	[1]	$ 0	$ 7.77
Derivative Liability, Warrants, Number of Warrants	[1]	518,174	0
Derivative Liability, Warrants, Weighted Average Exercise Price	[1]	$ 7.77	$ 0
Warrants Issued during Period, Number	[2],[3]		518,174
Warrants Issued during Period, Weighted Average Exercise Price	[2],[3]		$ 7.77
Derivative Liability, Warrants, Number of Warrants	[1]	0	518,174
Derivative Liability, Warrants, Weighted Average Exercise Price	[1]	$ 0	$ 7.77
Warrants Reclassification as an equity instrument during Period, Number	[1]	(518,174)
Warrants Reclassification as an equity instrument during Period, Weighted Average Exercise Price	[1]	$ 7.77

[1]	N9I
[2]	After giving effect to the share consolidation indicated in (Note 12b)
[3]	Note 14b